Eaton Vance
Senior Floating-Rate Trust
January 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.4%
Security	Principal Amount (000's omitted)	Value
ARES Loan Funding IX Ltd., Series 2025-ALF9A, Class E, 8.672%, (3 mo. SOFR + 5.00%), 3/31/38(1)(2)	$1,250	$ 1,266,354
ARES LXXII CLO Ltd., Series 2024-72A, Class E, 9.672%, (3 mo. SOFR + 6.00%), 7/15/36(1)(2)	1,500	1,509,820
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.818%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	1,500	1,506,504
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER2, 8.604%, (3 mo. SOFR + 4.70%), 10/15/38(1)(2)	1,000	1,009,763
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.568%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	1,012,224
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.059%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,500	1,509,088
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.071%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,212,959
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class DR, 10.629%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	493,535
Eldridge CLO Ltd., Series 2025-2A, Class E, 8.886%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	1,500	1,522,764
Garnet CLO 4 Ltd., Series 2025-4A, Class E, 8.659%, (3 mo. SOFR + 5.00%), 1/20/39(1)(2)	1,500	1,510,824
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.272%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	1,000	955,014
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.568%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	1,000	1,004,531
Octagon 70 Alto Ltd., Series 2023-1A, Class E, 10.328%, (3 mo. SOFR + 6.66%), 10/20/36(1)(2)	1,500	1,473,797
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 10.63%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	500	494,575
Series 2019-1A, Class ER2, 8.753%, (3 mo. SOFR + 4.90%), 8/14/38(1)(2)	1,000	1,002,585
Riverbank Park CLO Ltd., Series 2024-1A, Class E, 8.468%, (3 mo. SOFR + 4.80%), 1/25/38(1)(2)	1,000	1,005,421
RR 27 Ltd., Series 2023-27A, Class DR, 8.522%, (3 mo. SOFR + 4.85%), 10/15/40(1)(2)	1,500	1,524,934
RR 29 Ltd., Series 2024-29RA, Class DR, 9.522%, (3 mo. SOFR + 5.85%), 7/15/39(1)(2)	600	607,590
RR 42 Ltd., Series 2025-42A, Class DR, 8.772%, (3 mo. SOFR + 5.10%), 10/15/40(1)(2)	1,625	1,640,805
TRESTLES CLO Ltd., Series 2017-1A, Class ERR, 9.618%, (3 mo. SOFR + 5.95%), 7/25/37(1)(2)	1,500	1,520,515
Security	Principal Amount (000's omitted)	Value
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 10.699%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	$1,000	$ 1,009,439
Voya CLO Ltd., Series 2013-1A, Class DR, 10.414%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	2,000	1,832,546
Total Asset-Backed Securities (identified cost $26,652,526)		$ 26,625,587

Common Stocks — 1.6%
Security	Shares	Value
Commercial Services & Supplies — 0.0%†
Monitronics International, Inc.(3)(4)	18,441	$ 189,020
		$ 189,020
Electronic Equipment, Instruments & Components — 0.2%
Luxco Co. Ltd.(3)(4)	5,286	$ 101,035
Range Red Acquisitions LLC, Class A1(3)(4)(5)	479	666,989
		$ 768,024
Electronics/Electrical — 0.0%†
Skillsoft Corp.(3)(4)	2,650	$ 23,983
		$ 23,983
Health Care — 0.3%
Cano Health, Inc.(3)(4)	106,449	$ 282,090
Envision Parent, Inc.(3)(4)	44,965	694,147
		$ 976,237
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(3)(4)	74,131	$ 722,777
Serta SSB Equipment Co.(3)(4)(5)	74,131	0
		$ 722,777
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	14,087	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(3)(4)(5)	11,470	$ 0
		$ 0
Pharmaceuticals — 0.9%
Mallinckrodt International Finance SA(3)(4)	27,357	$ 2,817,771

Eaton Vance
Senior Floating-Rate Trust
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Par Health, Inc.(3)(4)	27,357	$ 242,807
		$ 3,060,578
Retail — 0.0%
Jubilee Enterprise PCL, Class A2(3)(4)(5)	458	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	556	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(3)(4)(5)	45,136	$ 0
		$ 0
Total Common Stocks (identified cost $6,936,815)		$ 5,740,619

Corporate Bonds — 5.5%
Security	Principal Amount (000's omitted)	Value
Airlines — 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 593,514
		$ 593,514
Auto Parts & Equipment — 0.2%
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 9/15/32(1)	$850	$ 880,315
		$ 880,315
Commercial Services — 0.4%
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	$489	$ 488,373
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	850	838,113
		$ 1,326,486
Computers — 0.3%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	$850	$ 896,255
		$ 896,255
Security	Principal Amount (000's omitted)	Value
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	$850	$ 851,323
		$ 851,323
Electric — 0.2%
VoltaGrid LLC, 7.375%, 11/1/30(1)	$850	$ 861,370
		$ 861,370
Entertainment — 0.3%
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	$850	$ 886,852
		$ 886,852
Food Service — 0.3%
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(1)	$890	$ 951,212
		$ 951,212
Health Care — 0.7%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$625	$ 607,423
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	850	856,853
Team Health Holdings, Inc., 8.375%, 6/30/28(1)	850	861,059
		$ 2,325,335
Health Care Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 606,706
		$ 606,706
Media — 0.5%
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	$850	$ 879,720
Univision Communications, Inc., 9.375%, 8/1/32(1)	850	915,557
		$ 1,795,277
Metals/Mining — 0.3%
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	$850	$ 902,050
		$ 902,050
Oil and Gas — 0.1%
SM Energy Co., 8.375%, 7/1/28(1)	$250	$ 257,637
		$ 257,637
Packaging & Containers — 0.2%
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	$850	$ 821,080
		$ 821,080

Eaton Vance
Senior Floating-Rate Trust
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Pharmaceuticals — 0.2%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$850	$ 873,173
		$ 873,173
Pipelines — 0.6%
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	$850	$ 896,458
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	850	890,182
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	447	457,489
		$ 2,244,129
Software — 0.4%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	$850	$ 731,357
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	850	859,308
		$ 1,590,665
Telecommunications — 0.2%
Uniti Services LLC, 7.50%, 10/15/33(1)	$850	$ 878,006
		$ 878,006
Total Corporate Bonds (identified cost $19,597,557)		$ 19,541,385

Exchange-Traded Funds — 0.7%
Security	Shares	Value
Income Funds — 0.7%
Eaton Vance Floating-Rate ETF(6)	54,675	$ 2,681,645
Total Exchange-Traded Funds (identified cost $2,705,319)		$ 2,681,645

Preferred Stocks — 0.2%
Security	Shares	Value
Beverages — 0.1%
Citybrewing Topco LLC(3)(5)	68,871	$ 368,434
		$ 368,434
Technology — 0.1%
Cohesity Global, Inc.:
Series G(3)	8,637	$ 190,014
Security	Shares	Value
Technology (continued)
Cohesity Global, Inc.: (continued)
Series G1(3)	5,968	$ 144,724
		$ 334,738
Total Preferred Stocks (identified cost $907,852)		$ 703,172

Senior Floating-Rate Loans — 134.2%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.1%
Aernnova Aerospace SAU, Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	500	$ 577,861
Air Comm Corp. LLC:
Term Loan, 6.44% - 6.572%, (3 mo. USD Term SOFR + 2.75%), 12/11/31		1,444	1,448,050
Term Loan, 12/11/31(8)		70	70,590
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.40%, (3 mo. USD Term SOFR + 3.75%), 2/11/32		645	649,560
Kaman Corp.:
Term Loan, 6.146%, (3 mo. USD Term SOFR + 2.50%), 2/26/32(8)		103	103,478
Term Loan, 6.322% - 6.544%, (3 mo. USD Term SOFR + 2.50%, 6 mo. USD Term SOFR + 2.50%), 2/26/32		1,091	1,091,903
TransDigm, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 2/28/31		2,985	2,986,833
Vista Management Holding, Inc., Term Loan, 7.411%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		594	596,599
			$ 7,524,874
Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc., Term Loan, 7.887%, (3 mo. USD Term SOFR + 4.00%), 4/8/30		644	$ 646,383
			$ 646,383
Airlines — 0.5%
American Airlines, Inc., Term Loan, 5.918%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		1,952	$ 1,955,572
			$ 1,955,572
Apparel & Luxury Goods — 0.6%
Gloves Buyer, Inc., Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		2,145	$ 2,137,033
			$ 2,137,033

Eaton Vance
Senior Floating-Rate Trust
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components — 3.7%
Adient U.S. LLC, Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		1,535	$ 1,535,437
Autokiniton U.S. Holdings, Inc., Term Loan, 7.786%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		3,061	3,057,366
Clarios Global LP:
Term Loan, 4.954%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	630	752,268
Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		2,049	2,050,723
DexKo Global, Inc.:
Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	314	369,067
Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	542,004
Term Loan, 7.678%, (3 mo. USD Term SOFR + 3.75%), 10/4/28		674	671,308
First Brands Group LLC:
DIP Loan, 13.688%, (1 mo. USD Term SOFR + 10.00%), 5.238% Cash, 8.45% PIK, 6/29/26		103	15,539
Term Loan, 3/30/27(9)(10)		825	4,608
Garrett LX I SARL, Term Loan, 5.667%, (3 mo. USD Term SOFR + 2.00%), 1/30/32		645	648,437
Lippert Colipper, Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 3/25/32		372	374,518
LTI Holdings, Inc., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 7/29/29		1,234	1,238,745
RealTruck Group, Inc.:
Term Loan, 7.536%, (1 mo. USD Term SOFR + 3.75%), 1/31/28		1,772	1,386,051
Term Loan, 8.786%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		663	520,191
			$ 13,166,262
Automobiles — 0.2%
MajorDrive Holdings IV LLC, Term Loan, 9.322%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		836	$ 800,054
			$ 800,054
Beverages — 0.9%
Arterra Wines Canada, Inc., Term Loan, 7.434%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		949	$ 935,173
City Brewing Co. LLC, Term Loan, 10.822%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		130	53,134
Primo Brands Corp., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		2,341	2,344,033
			$ 3,332,340
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 1/28/31(10)		675	$ 678,375
Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology (continued)
Alltech, Inc., Term Loan, 8.036%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		1,397	$ 1,407,742
			$ 2,086,117
Broadline Retail — 0.9%
Peer Holding III BV:
Term Loan, 4.776%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	525	$ 625,840
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		1,081	1,081,966
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		1,386	1,387,559
			$ 3,095,365
Building Products — 1.5%
Cornerstone Building Brands, Inc., Term Loan, 7.03%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		1,625	$ 1,263,187
LBM Acquisition LLC:
Term Loan, 7.521%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		448	432,101
Term Loan, 8.671%, (1 mo. USD Term SOFR + 5.00%), 6/6/31		399	399,443
MI Windows & Doors LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		2,241	2,243,936
Oscar AcquisitionCo LLC, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 4/29/29		1,215	933,997
			$ 5,272,664
Capital Markets — 6.6%
AllSpring Buyer LLC, Term Loan, 6.688%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		1,309	$ 1,311,734
Aretec Group, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 8/9/30		840	837,928
Citco Funding LLC, Term Loan, 1/30/33(10)		675	676,269
Edelman Financial Center LLC, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 4/7/28		2,403	2,407,016
EIG Management Co. LLC, Term Loan, 8.672%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		371	370,616
Focus Financial Partners LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 9/15/31		4,280	4,261,043
Franklin Square Holdings LP, Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		1,010	964,192
HighTower Holdings LLC, Term Loan, 6.651%, (3 mo. USD Term SOFR + 2.75%), 2/3/32		2,220	2,217,371
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 3/22/31		1,383	1,380,123

Eaton Vance
Senior Floating-Rate Trust
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Mariner Wealth Advisors LLC , Term Loan, 5.936%, (3 mo. USD Term SOFR + 2.25%), 12/31/30		1,808	$ 1,812,601
NEXUS Buyer LLC, Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 7/31/31		1,094	1,071,754
Orion Advisor Solutions, Inc., Term Loan, 6.421%, (3 mo. USD Term SOFR + 2.75%), 9/24/30		617	616,634
Orion U.S. Finco, Inc., Term Loan, 7.15%, (3 mo. USD Term SOFR + 3.50%), 10/8/32		750	751,331
Osaic Holdings, Inc., Term Loan, 6.595%, (6 mo. USD Term SOFR + 3.00%), 7/30/32		1,792	1,781,031
Saphilux SARL, Term Loan, 6.73% - 6.91%, (3 mo. USD Term SOFR + 3.00%, 6 mo. USD term SOFR + 3.00%), 7/18/28		1,940	1,946,556
Victory Capital Holdings, Inc., Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 9/23/32		1,047	1,050,779
			$ 23,456,978
Chemicals — 4.5%
AAP Buyer, Inc., Term Loan, 6.417%, (3 mo. USD Term SOFR + 2.75%), 9/9/31		470	$ 472,013
Aruba Investments Holdings LLC:
Term Loan, 5.954%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	476	510,329
Term Loan, 7.772%, (1 mo. USD Term SOFR + 4.00%), 11/24/27		1,418	1,323,490
Charter NEX U.S., Inc., Term Loan, 6.188%, (1 mo. USD Term SOFR + 2.50%), 11/29/30		2,153	2,156,920
Chemours Co., Term Loan, 10/15/32(10)		1,000	996,500
CP Iris HoldCo I, Inc.:
Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 10/27/32		915	911,522
Term Loan, 10/27/32(8)		85	84,258
Discovery Purchaser Corp., Term Loan, 7.419%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		1,212	1,139,156
INEOS U.S. Finance LLC:
Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		686	482,711
Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		1,101	798,560
Lonza Group AG, Term Loan, 7.697%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		1,123	955,677
Minerals Technologies, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		520	522,349
Nouryon Finance BV, Term Loan, 6.917%, (3 mo. USD Term SOFR + 3.25%), 4/3/28		588	588,348
Olympus Water U.S. Holding Corp., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		2,039	2,014,080
Orion Engineered Carbons GmbH, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.15%), 9/24/28		311	278,513
Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Rohm Holding GmbH, Term Loan, 9.127%, (6 mo. USD Term SOFR + 5.50%), 1/31/29	0(11)	$ 413
SCUR-Alpha 1503 GmbH, Term Loan, 9.167%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	462	436,781
Tronox Finance LLC:
Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 4/4/29	1,463	1,262,149
Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31	421	342,911
W.R. Grace & Co.-Conn., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/19/32	648	646,754
		$ 15,923,434
Commercial Services & Supplies — 5.1%
Albion Financing 3 SARL, Term Loan, 6.868%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	1,564	$ 1,559,961
Allied Universal Holdco LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 8/20/32	2,494	2,501,431
Belfor Holdings, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 11/1/30	542	542,575
EnergySolutions LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	1,280	1,285,004
Foundever Group, Term Loan, 7.758%, (3 mo. USD Term SOFR + 3.75%), 8/28/28	535	287,572
Garda World Security Corp., Term Loan, 6.421%, (3 mo. USD Term SOFR + 2.75%), 2/1/29	2,360	2,360,434
Gategroup Fin Luxembourg SA, Term Loan, 7.201%, (3 mo. USD Term SOFR + 3.50%), 6/10/32	597	599,486
GFL Environmental, Inc., Term Loan, 6.273%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	1,496	1,498,749
Heritage-Crystal Clean, Inc., Term Loan, 7.423%, (1 mo. USD Term SOFR + 3.75%), 10/17/30	1,432	1,440,543
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.675%, (1 mo. USD Term SOFR + 3.00%), 12/2/31	1,967	1,973,488
Monitronics International, Inc., Term Loan, 11.434%, (1 mo. USD Term SOFR + 7.50%, 3 mo. USD Term SOFR + 7.50%), 6/30/28	670	670,790
MV Holding GmbH, Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 3/17/32	622	623,045
Prime Security Services Borrower LLC, Term Loan, 5.688%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	843	842,100
Reworld Holding Corp.:
Term Loan, 5.925%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	1,204	1,204,801
Term Loan, 5.925%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	196	195,780

Eaton Vance
Senior Floating-Rate Trust
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 10/24/31		745	$ 749,902
			$ 18,335,661
Communications Equipment — 0.2%
Viavi Solutions, Inc., Term Loan, 6.171%, (3 mo. USD Term SOFR + 2.50%), 10/16/32		563	$ 564,376
			$ 564,376
Construction Materials — 1.2%
Gibraltar Industries, Inc., Term Loan, 2/2/33(10)		550	$ 551,375
Knife River HoldCo, Term Loan, 5.738%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		248	249,677
Quikrete Holdings, Inc.:
Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		1,335	1,338,037
Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		1,338	1,339,305
Smyrna Ready Mix Concrete LLC, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		997	998,116
			$ 4,476,510
Consumer Staples Distribution & Retail — 0.5%
Boots Group Bidco Ltd., Term Loan, 7.206%, (3 mo. USD Term SOFR + 3.50%), 8/30/32		1,900	$ 1,909,101
			$ 1,909,101
Containers & Packaging — 2.4%
Altium Packaging LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		468	$ 447,602
Berlin Packaging LLC, Term Loan, 6.911% - 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		1,749	1,748,827
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.847%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		2,746	2,736,819
Owens-Illinois, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 9/30/32		1,550	1,556,301
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 10.855%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		300	14,168
Proampac PG Borrower LLC, Term Loan, 7.672% - 7.878%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		1,252	1,254,656
Trivium Packaging BV, Term Loan, 5.776%, (3 mo. EURIBOR + 3.75%), 5/28/30	EUR	575	685,304
			$ 8,443,677
Borrower/Description	Principal Amount* (000's omitted)		Value
Distributors — 0.8%
BradyPlus Holdings LLC, Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 12/29/32		1,150	$ 1,145,204
Parts Europe SA, Term Loan, 5.033%, (3 mo. EURIBOR + 3.00%), 2/3/31	EUR	1,475	1,764,782
Phillips Feed Service, Inc., Term Loan, 10.772%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(5)		99	60,708
			$ 2,970,694
Diversified Consumer Services — 1.8%
Ascend Learning LLC, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		1,514	$ 1,501,610
Fugue Finance BV:
Term Loan, 6.572%, (3 mo. USD Term SOFR + 2.75%), 1/9/32		1,091	1,085,302
Term Loan, 1/9/32(10)		400	398,000
KUEHG Corp., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		1	652
Lernen Bidco Ltd., Term Loan, 7.41%, (6 mo. USD Term SOFR + 3.50%), 10/27/31		520	520,853
Spring Education Group, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		834	836,685
Wand NewCo 3, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		2,010	2,011,010
			$ 6,354,112
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 5.526%, (3 mo. EURIBOR + 3.50%), 3/1/30	EUR	525	$ 586,837
			$ 586,837
Diversified Telecommunication Services — 2.3%
Altice France SA, Term Loan, 10.547%, (3 mo. USD Term SOFR + 6.88%), 5/31/31		887	$ 902,237
Level 3 Financing, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		2,100	2,105,775
Lumen Technologies, Inc., Term Loan, 6.136%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		985	983,942
Virgin Media Bristol LLC, Term Loan, 7.045%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		4,200	4,200,798
			$ 8,192,752
Electric Utilities — 0.6%
MRP Buyer LLC:
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		1,925	$ 1,916,798

Eaton Vance
Senior Floating-Rate Trust
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electric Utilities (continued)
MRP Buyer LLC: (continued)
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(8)		245	$ 244,199
			$ 2,160,997
Electrical Equipment — 2.0%
Finco Utilitas BV, Term Loan, 9/30/30(10)	EUR	625	$ 743,007
Kohler Energy Co. LLC, Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		2,130	2,133,243
Nvent Electric PLC, Term Loan, 6.70%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		1,119	1,120,310
WEC U.S. Holdings Ltd., Term Loan, 5.70%, (1 mo. USD Term SOFR + 2.00%), 1/27/31		3,054	3,054,202
			$ 7,050,762
Electronic Equipment, Instruments & Components — 2.4%
Chamberlain Group, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 9/8/32		2,576	$ 2,577,104
Creation Technologies, Inc., Term Loan, 9.413%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		1,302	1,288,775
Ingram Micro, Inc., Term Loan, 5.923%, (1 mo. USD Term SOFR + 2.25%), 9/22/31		1,225	1,230,417
Range Red Operating, Inc.:
Term Loan, 11.989%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)		175	139,605
Term Loan - Second Lien, 11.989%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)		732	585,624
Resilience Parent LLC, Term Loan, 1/21/33(10)		1,725	1,725,000
Spectris PLC:
Term Loan, 5.303%, (3 mo. EURIBOR + 3.25%), 12/6/32	EUR	250	298,622
Term Loan, 6.604%, (3 mo. USD Term SOFR + 2.75%), 12/6/32		400	401,252
Verifone Systems, Inc., Term Loan, 9.178%, (3 mo. USD Term SOFR + 5.25%), 8/18/28		448	415,291
			$ 8,661,690
Energy Equipment & Services — 0.4%
Ameriforge Group, Inc., Term Loan, 14.789%, (1 mo. USD Term SOFR + 11.00%), 3.789% Cash, 11.00% PIK, 12/31/25(5)		69	$ 1,331
PG Investment Co. 59 SARL, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/26/31		1,387	1,388,691
			$ 1,390,022
Engineering & Construction — 2.6%
American Residential Services LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		649	$ 651,423
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Artera Services LLC, Term Loan, 8.172%, (3 mo. USD Term SOFR + 4.50%), 2/15/31		418	$ 338,320
Azuria Water Solutions, Inc.:
Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		1,685	1,685,950
Term Loan, 5/17/28(8)		68	68,230
Construction Partners, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		520	520,808
Crown Subsea Communications Holding, Inc., Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 1/30/31		1,400	1,406,125
Green Infrastructure Partners, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		925	926,739
Northstar Group Services, Inc., Term Loan, 8.417%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		2,219	2,233,644
Platea BC Bidco AB:
Term Loan, 5.507% - 5.518%, (3 mo. EURIBOR + 3.50%), 4/3/31	EUR	142	169,604
Term Loan, 5.518%, (3 mo. EURIBOR + 3.50%), 4/3/31	EUR	708	848,019
Salas O'Brien, Inc.:
Term Loan, 1/21/33(10)		54	53,705
Term Loan, 1/29/33(10)		321	322,232
			$ 9,224,799
Entertainment — 2.2%
City Football Group Ltd., Term Loan, 7.184%, (3 mo. USD Term SOFR + 3.25%), 7/22/30		1,227	$ 1,225,458
Creative Artists Agency LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		1,546	1,546,575
Dorna Sports SL, Term Loan, 4.874%, (6 mo. EURIBOR + 2.75%), 8/18/32	EUR	225	268,597
EOC Borrower LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 3/24/32		2,985	2,990,597
Pretzel Parent, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		968	948,334
Varsity Brands, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/26/31		995	996,244
Vue Entertainment International Ltd., Term Loan, 10.103%, (6 mo. EURIBOR + 8.00%), 2.103% Cash, 8.00% PIK, 12/31/27	EUR	16	12,607
			$ 7,988,412
Financial Services — 1.9%
CPI Holdco B LLC, Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		1,210	$ 1,205,569
NCR Atleos LLC, Term Loan, 6.701%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		565	559,680

Eaton Vance
Senior Floating-Rate Trust
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services (continued)
Nuvei Technologies Corp., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 11/17/31		521	$ 517,625
Planet U.S. Buyer LLC, Term Loan, 6.822%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		1,207	1,209,340
Shift4 Payments LLC, Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 7/3/32		274	276,312
Synechron, Inc., Term Loan, 7.572%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		1,118	1,101,042
TMF Group Holding BV, Term Loan, 6.402%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		368	367,704
Walker & Dunlop, Inc., Term Loan, 5.671%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		720	723,160
WEX, Inc., Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		844	840,993
			$ 6,801,425
Food Products — 2.6%
CHG PPC Parent LLC, Term Loan, 6.786%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		385	$ 386,380
Del Monte Foods, Inc.:
DIP Loan, 13.28%, (1 mo. USD Term SOFR + 9.50%), 4/2/26		456	439,134
Term Loan, 0.00%, 8/2/28(9)		125	62,715
Term Loan, 0.00%, 8/2/28(9)		111	55,745
Term Loan, 13.28%, (1 mo. USD Term SOFR + 9.50%), 4/2/26		609	490,209
Term Loan - Second Lien, 0.00%, 8/2/28(9)		880	41,798
Froneri Lux Finco SARL, Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/32		875	875,066
Golden State Food LLC, Term Loan, 7.171%, (3 mo. USD Term SOFR + 3.50%), 12/4/31		774	776,999
Newly Weds Foods, Inc., Term Loan, 5.921%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		1,219	1,221,928
Nomad Foods Europe Midco Ltd., Term Loan, 6.276%, (6 mo. USD Term SOFR + 2.50%), 10/28/32		1,940	1,944,048
PFI Lower Midco LLC, Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 12/1/32		675	679,222
POP Bidco SAS, Term Loan, 6.399%, (6 mo. EURIBOR + 4.25%), 11/26/31	EUR	1,225	1,465,535
United Petfood Finance BV, Term Loan, 4.577%, (6 mo. EURIBOR + 2.50%), 2/26/32	EUR	700	834,267
			$ 9,273,046
Ground Transportation — 0.3%
Student Transportation of America Holdings, Inc., Term Loan, 6.402%, (3 mo. USD Term SOFR + 2.75%), 6/24/32		896	$ 901,374
			$ 901,374
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies — 1.9%
Bausch & Lomb Corp., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 1/15/31		2,151	$ 2,169,666
Hologic, Inc., Term Loan, 1/14/33(10)		1,350	1,341,819
Journey Personal Care Corp., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		1,078	1,067,224
Medline Borrower LP, Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 10/23/30		2,193	2,201,631
			$ 6,780,340
Health Care Providers & Services — 8.7%
AEA International Holdings (Lux) SARL, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		1,568	$ 1,568,046
Cano Health LLC, Term Loan, 13.672%, (3 mo. USD Term SOFR + 10.00%), 6/28/29		536	388,405
CNT Holdings I Corp., Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 11/8/32		1,485	1,485,382
Concentra Health Services, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		371	372,651
Electron BidCo, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 11/1/28		951	952,651
Ensemble RCM LLC:
Term Loan, 6.667%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		1,432	1,422,156
Term Loan, 2/9/33		1,150	1,148,562
Global Medical Response, Inc., Term Loan, 7.17%, (3 mo. USD Term SOFR + 3.50%), 10/1/32		2,050	2,059,461
Hanger, Inc.:
Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		1,143	1,147,245
Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)		148	148,499
Heartland Dental LLC, Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		1,169	1,170,832
IVC Acquisition Ltd.:
Term Loan, 6.035%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	1,325	1,566,418
Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		1,029	1,030,718
MDVIP, Inc., Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 10/14/31		771	773,061
Midwest Physician Administrative Services LLC, Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		875	757,632
National Mentor Holdings, Inc.:
Term Loan, 9.672%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		1,426	1,429,406
Term Loan, 9.672%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		810	811,968
Term Loan, 12/12/30(8)		611	612,602

Eaton Vance
Senior Floating-Rate Trust
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Pacific Dental Services LLC, Term Loan, 6.175%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		1,206	$ 1,207,661
Phoenix Guarantor, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		1,611	1,611,040
Radnet Management, Inc., Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		714	716,628
Raven Acquisition Holdings LLC:
Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		1,482	1,469,350
Term Loan, 11/19/31(8)		107	105,747
Reverb Buyer, Inc., Term Loan, 7.267%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		2,417	1,739,982
Select Medical Corp., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		965	965,655
Surgery Center Holdings, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 12/19/30		2,165	2,170,545
Synlab Bondco PLC:
Term Loan, 4.607%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	300	357,294
Term Loan, 5.78%, (3 mo. EURIBOR + 3.75%), 4/16/31	EUR	525	624,574
U.S. Anesthesia Partners, Inc., Term Loan, 7.814%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		1,381	1,382,252
			$ 31,196,423
Health Care Technology — 3.5%
athenahealth Group, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		2,238	$ 2,213,111
Cotiviti Corp., Term Loan - Second Lien, 6.45%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		2,985	2,770,080
Imprivata, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		2,551	2,552,896
PointClickCare Technologies, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		1,219	1,214,451
Press Ganey Holdings, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 4/30/31		1,383	1,384,467
Project Ruby Ultimate Parent Corp., Term Loan, 6.536%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		1,576	1,567,615
Symplr Software, Inc., Term Loan, 8.267%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		1,055	874,536
			$ 12,577,156
Hotels, Restaurants & Leisure — 5.2%
Betclic Everest Group:
Term Loan, 5.005%, (3 mo. EURIBOR + 3.00%), 12/10/31	EUR	475	$ 565,411
Term Loan, 12/10/31(10)	EUR	450	534,591
Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Betclic Everest Group: (continued)
Term Loan, 12/10/31(10)	375	$ 376,016
Caesars Entertainment, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 2/6/31	2,284	2,273,462
Fertitta Entertainment LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 1/27/29	1,944	1,942,665
Herschend Entertainment Co. LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/27/32	398	399,642
Horizon U.S. Finco LP, Term Loan, 8.198%, (6 mo. USD Term SOFR + 4.50%), 10/31/31	1,115	1,099,641
IRB Holding Corp., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	2,396	2,398,673
Ontario Gaming GTA LP, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	1,474	1,381,825
Scientific Games Holdings LP, Term Loan, 6.652%, (3 mo. USD Term SOFR + 3.00%), 4/4/29	1,950	1,921,007
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 12/4/31	1,701	1,697,535
Turquoise Topco Ltd., Term Loan, 9.00%, (U.S. (Fed) Prime Rate + 2.25%), 12/30/32	1,100	1,097,250
Voyager Parent LLC, Term Loan, 7.911%, (3 mo. USD Term SOFR + 4.25%), 7/1/32	2,195	2,194,643
Wyndham Hotels & Resorts, Inc., Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 5/24/30	782	784,878
		$ 18,667,239
Household Durables — 1.4%
Libbey Glass, Inc., Term Loan, 10.321%, (3 mo. USD Term SOFR + 6.50%), 11/22/27	649	$ 622,617
Madison Safety & Flow LLC, Term Loan, 6.174%, (1 mo. USD Term SOFR + 2.50%), 9/26/31	641	643,063
PHRG Intermediate LLC, Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	970	951,935
Serta Simmons Bedding LLC:
Term Loan, 11.284%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	154	153,758
Term Loan, 11.286%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	1,415	1,337,433
Somnigroup International, Inc., Term Loan, 5.90%, (1 mo. USD Term SOFR + 2.25%), 10/24/31	1,293	1,303,971
		$ 5,012,777
Household Products — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 7/8/31	1,802	$ 1,255,899
		$ 1,255,899

Eaton Vance
Senior Floating-Rate Trust
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers — 1.0%
Cogentrix Finance Holdco I LLC, Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		1,376	$ 1,377,949
Invenergy Thermal Operating I LLC:
Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		1,044	1,057,333
Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		66	66,721
Talen Energy Supply LLC, Term Loan, 6.353%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		995	997,000
			$ 3,499,003
Industrial Conglomerates — 0.2%
Columbus McKinnon Corp., Term Loan, 1/21/33(10)		900	$ 895,500
			$ 895,500
Insurance — 4.2%
Acrisure LLC, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		1,990	$ 1,986,716
Alera Group, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 5/30/32		1,920	1,917,634
Alliant Holdings Intermediate LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		1,609	1,606,497
AmWINS Group, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 1/30/32		504	504,101
Broadstreet Partners, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 6/13/31		1,602	1,594,910
IMA Financial Group, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		1,343	1,342,094
Ryan Specialty Group LLC, Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		1,213	1,214,521
Siaci Saint Honore, Term Loan, 5.519%, (3 mo. EURIBOR + 3.50%), 7/26/32	EUR	1,100	1,314,889
Trucordia Insurance Holdings LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		1,446	1,440,054
Truist Insurance Holdings LLC:
Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		506	505,173
Term Loan - Second Lien, 8.422%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		263	265,132
USI, Inc., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		1,478	1,476,245
			$ 15,167,966
Interactive Media & Services — 1.9%
Aragorn Parent Corp., Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		1,287	$ 1,293,366
Arches Buyer, Inc., Term Loan, 7.022%, (1 mo. USD Term SOFR + 3.25%), 12/6/27		1,939	1,935,838
Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services (continued)
Foundational Education Group, Inc., Term Loan, 7.678%, (3 mo. USD Term SOFR + 3.75%), 8/31/28		1,416	$ 1,305,198
X Corp., Term Loan, 10.417%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		2,222	2,221,314
			$ 6,755,716
IT Services — 4.5%
Asurion LLC:
Term Loan, 7.772%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		1,073	$ 1,075,723
Term Loan - Second Lien, 9.036%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		550	550,220
Aurora Lux Finco SARL, Term Loan, 8.922%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		600	594,000
Gainwell Acquisition Corp., Term Loan, 7.772%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		1,424	1,366,722
Go Daddy Operating Co. LLC:
Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		1,780	1,772,741
Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 5/30/31		345	343,314
Indy U.S. Bidco LLC, Term Loan, 4.704%, (1 mo. EURIBOR + 2.75%), 10/31/30	EUR	300	357,051
NAB Holdings LLC, Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		3,079	2,914,866
Newfold Digital Holdings Group, Inc., Term Loan, 7.275%, (1 mo. USD Term SOFR + 3.50%), 4/30/29		1,377	1,122,967
Nielsen Consumer, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 10/31/30		1,219	1,211,257
Plano HoldCo, Inc., Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		571	542,153
Rackspace Finance LLC, Term Loan, 10.045%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		1,710	1,695,206
Sedgwick Claims Management Services, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		2,099	2,094,139
Trio Bidco, Inc.:
Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 10/29/32		407	403,580
Term Loan, 10/29/32(8)		43	42,482
			$ 16,086,421
Leisure Products — 0.5%
Recess Holdings, Inc., Term Loan, 7.418%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		1,626	$ 1,634,976
			$ 1,634,976

Eaton Vance
Senior Floating-Rate Trust
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services — 1.3%
Loire Finco Luxembourg SARL:
Term Loan, 5.954%, (1 mo. EURIBOR + 4.00%), 1/21/30	EUR	475	$ 568,894
Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		308	308,897
Parexel International Corp., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 12/12/31		1,496	1,498,102
Sotera Health Holdings LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		2,150	2,160,274
			$ 4,536,167
Machinery — 8.2%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.672%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		656	$ 659,540
AI Aqua Merger Sub, Inc., Term Loan, 6.854%, (3 mo. USD Term SOFR + 3.00%), 7/31/28		2,134	2,137,693
Apex Tool Group LLC, Term Loan, 9.672%, (1 mo. USD Term SOFR + 6.00%), 4/8/31		33	14,063
Astro Acquisition LLC, Term Loan, 7.122%, (6 mo. USD Term SOFR + 3.25%), 8/30/32		648	651,617
BG MS U.S. Holding LLC, Term Loan, 8.422%, (3 mo. USD Term SOFR + 4.75%), 10/22/32		875	876,641
Cleanova U.S. Holdings LLC, Term Loan, 8.483%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		823	827,052
Conair Holdings LLC, Term Loan, 7.536%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		1,309	672,697
CoorsTek, Inc., Term Loan, 6.671%, (3 mo. USD Term SOFR + 3.00%), 10/28/32		900	905,247
CPM Holdings, Inc., Term Loan, 8.20%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		1,870	1,847,462
Cube Industrials Buyer, Inc., Term Loan, 6.667%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		919	923,533
EMRLD Borrower LP:
Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		720	720,109
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31		1,012	1,012,201
Engineered Machinery Holdings, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 11/26/32		3,355	3,372,303
Filtration Group Corp., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 10/21/28		601	602,518
Gates Global LLC, Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 6/4/31		1,296	1,299,022
Icebox Holdco III, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		698	701,365
Jennmar Inter III LLC, Term Loan, 8.671%, (3 mo. USD Term SOFR + 5.00%), 12/16/30		700	696,500
LSF12 Helix Parent LLC, Term Loan, 1/21/33(10)		1,325	1,322,516
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Madison IAQ LLC, Term Loan, 6.128%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		2,394	$ 2,397,651
Roper Industrial Products Investment Co. LLC, Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 11/22/29		1,714	1,715,922
SPX Flow, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 4/5/29		1,610	1,612,365
TK Elevator Midco GmbH:
Term Loan, 5.149%, (6 mo. EURIBOR + 3.00%), 4/30/30	EUR	1,400	1,671,189
Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		1,971	1,978,186
Zephyr German BidCo GmbH, Term Loan, 5.11%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	600	716,430
			$ 29,333,822
Media — 1.0%
ABG Intermediate Holdings 2 LLC:
Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 12/21/28		737	$ 737,857
Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		620	619,227
Charter Communications Operating LLC, Term Loan, 5.911%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		569	569,187
Emerald X, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 1/30/32		224	225,274
Fleet Midco I Ltd., Term Loan, 6.542%, (6 mo. USD Term SOFR + 2.50%), 2/21/31		877	879,859
Gray Television, Inc., Term Loan, 6.814%, (1 mo. USD Term SOFR + 3.00%), 12/1/28		427	426,268
Hubbard Radio LLC, Term Loan, 8.172%, (1 mo. USD Term SOFR + 4.50%), 9/30/27		460	102,520
			$ 3,560,192
Metals/Mining — 0.3%
Arsenal AIC Parent LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 8/19/30		864	$ 866,598
WireCo WorldGroup, Inc., Term Loan, 7.419%, (3 mo. USD Term SOFR + 3.75%), 11/13/28		364	363,671
			$ 1,230,269
Oil, Gas & Consumable Fuels — 3.3%
Freeport LNG Investments LLLP:
Term Loan, 6.918%, (3 mo. USD Term SOFR + 3.25%), 12/21/28		1,255	$ 1,257,660
Term Loan, 2/11/33		2,275	2,263,625

Eaton Vance
Senior Floating-Rate Trust
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Oil, Gas & Consumable Fuels (continued)
GIP Pilot Acquisition Partners LP, Term Loan, 5.646%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	471	$ 471,705
Hilcorp Energy I LP, Term Loan, 5.425%, (1 mo. USD Term SOFR + 1.75%), 2/11/30	844	845,734
Matador Bidco SARL, Term Loan, 8.022%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	2,714	2,714,076
Natgasoline LLC, Term Loan, 9.172%, (1 mo. USD Term SOFR + 5.50%), 3/29/30	515	516,766
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.924%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	860	861,286
Oxbow Carbon LLC, Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	483	484,927
UGI Energy Services LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 2/22/30	2,323	2,326,911
		$ 11,742,690
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 2/14/31	491	$ 489,253
		$ 489,253
Pharmaceuticals — 1.1%
Amneal Pharmaceuticals LLC, Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 8/1/32	549	$ 551,368
Bausch Health Cos., Inc., Term Loan, 9.922%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	871	851,036
Ceva Sante Animale, Term Loan, 6.593%, (3 mo. USD Term SOFR + 2.75%), 11/8/30	393	395,058
Jazz Financing Lux SARL, Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	1,541	1,546,927
Padagis LLC, Term Loan, 8.658%, (3 mo. USD Term SOFR + 4.75%), 7/6/28	464	425,906
		$ 3,770,295
Professional Services — 7.2%
AAL Delaware Holdco, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 7/30/31	1,462	$ 1,465,576
Amspec Parent LLC, Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 12/22/31	1,219	1,222,168
APFS Staffing Holdings, Inc., Term Loan, 7.922% - 8.072%, (1 mo. USD Term SOFR + 4.25%, 3 mo. USD Term SOFR + 4.25%), 12/29/28	220	199,385
Camelot U.S. Acquisition LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 1/31/31	2,610	2,414,668
Citrin Cooperman Advisors LLC, Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 4/1/32	1,372	1,366,419
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
CohnReznick LLP:
Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 3/31/32		888	$ 888,445
Term Loan, 3/31/32(8)		82	82,472
CoreLogic, Inc., Term Loan, 7.286%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		1,783	1,782,364
Corporation Service Co., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		214	212,676
EAB Global, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		2,176	2,016,394
Employbridge Holding Co.:
Term Loan, 9.172%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		1,152	885,965
Term Loan - Second Lien, 8.684%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		1,815	376,901
First Advantage Holdings LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		1,334	1,290,296
Galaxy Bidco Ltd., Term Loan, 5.867%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	675	806,828
Grant Thornton Advisors LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		2,440	2,411,321
Heron Bidco, Term Loan, 7.738%, (3 mo. USD Term SOFR + 4.00%), 12/10/32		800	798,000
Highspring Holdings LLC, Term Loan, 8.822%, (3 mo. USD Term SOFR + 5.00%), 1/22/29		917	745,575
iSolved, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		566	558,754
Mermaid Bidco, Inc., Term Loan, 7.151%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		1,534	1,511,363
Neptune Bidco U.S., Inc., Term Loan, 8.767%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		1,799	1,801,752
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.255%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	2,339	2,794,560
Turbo EMEA Holdings BV, Term Loan, 5.204%, (1 mo. EURIBOR + 3.25%), 9/23/32	EUR	225	267,788
			$ 25,899,670
Real Estate Management & Development — 0.9%
Greystar Real Estate Partners LLC, Term Loan, 6.322%, (3 mo. USD Term SOFR + 2.50%), 8/21/30		2,060	$ 2,070,779
Metropolis Technologies, Inc., Term Loan, 8.98%, (6 mo. USD Term SOFR + 5.25%), 11/3/32		1,125	1,117,969
			$ 3,188,748
Road & Rail — 1.7%
Avis Budget Car Rental LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		323	$ 323,375

Eaton Vance
Senior Floating-Rate Trust
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail (continued)
First Student Bidco, Inc.:
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 8/15/30		1,380	$ 1,380,506
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 8/15/30		253	252,387
Hertz Corp.:
Term Loan, 7.286%, (1 mo. USD Term SOFR + 3.50%), 6/30/28		1,223	1,045,796
Term Loan, 7.286%, (1 mo. USD Term SOFR + 3.50%), 6/30/28		241	206,379
Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 6/30/28		735	621,997
Kenan Advantage Group, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		2,311	2,292,107
			$ 6,122,547
Semiconductors & Semiconductor Equipment — 0.0%†
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(9)		444	$ 166,635
			$ 166,635
Software — 15.6%
Applied Systems, Inc., Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 2/24/31		635	$ 632,020
Astra Acquisition Corp.:
DIP Loan, 12.627%, (3 mo. USD Term SOFR + 8.75%), 4/1/26(8)		88	87,785
Term Loan, 0.00%, 2/25/28(9)		523	111,158
Term Loan, 0.00%, 10/25/28(9)		735	3,101
Term Loan, 0.00%, 10/25/29(9)		1,103	5,572
Term Loan, 12.411% - 12.627%, (3 mo. USD Term SOFR + 8.75%), 4/1/26		38	37,832
Avalara, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 3/26/32		373	366,598
Boxer Parent Co., Inc.:
Term Loan, 5.526%, (3 mo. EURIBOR + 3.50%), 7/30/31	EUR	260	303,134
Term Loan, 6.822%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		3,641	3,513,112
Calabrio, Inc., Term Loan, 7.822%, (3 mo. USD Term SOFR + 4.00%), 11/26/32		1,075	993,031
Cloud Software Group, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 3/21/31		2,494	2,425,172
Cloudera, Inc.:
Term Loan, 7.522%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		2,214	1,911,326
Term Loan - Second Lien, 9.772%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		650	487,500
Constant Contact, Inc., Term Loan, 7.934%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		1,231	1,160,035
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Cornerstone OnDemand, Inc., Term Loan, 7.536%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	1,107	$ 935,310
Dayforce, Inc., Term Loan, 8/20/32(10)	1,700	1,656,437
Dragon Buyer, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/30/31	1,386	1,367,816
Drake Software LLC, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	1,360	1,315,770
ECI Macola Max Holding LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 5/9/30	1,384	1,370,634
Epicor Software Corp., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	3,896	3,876,137
Marcel LUX IV SARL, Term Loan, 6.66%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	2,605	2,588,473
McAfee LLC, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	2,377	2,112,644
N-Able International Holdings II LLC, Term Loan, 6.585%, (3 mo. USD Term SOFR + 2.75%), 11/26/32	200	198,000
OceanKey (U.S.) II Corp., Term Loan, 7.272%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	1,494	1,438,311
OID-OL Intermediate I LLC:
Term Loan, 8.067%, (3 mo. USD Term SOFR + 4.25%), 2/1/29	1,588	1,144,086
Term Loan, 9.667%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	390	397,243
Open Text Corp., Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	1,160	1,145,025
Polaris Newco LLC, Term Loan, 7.678%, (3 mo. USD Term SOFR + 3.75%), 6/2/28	1,763	1,633,575
Project Alpha Intermediate Holding, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	2,166	2,019,562
Project Boost Purchaser LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 7/16/31	1,462	1,439,467
Proofpoint, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/31/28	2,881	2,865,883
Quartz Acquireco LLC, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 6/28/30	1,470	1,425,836
RealPage, Inc.:
Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	3,228	3,196,833
Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 4/24/28	447	443,595
Relativity ODA LLC, Term Loan, 1/30/33(10)	350	347,812
Rocket Software, Inc., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 11/28/28	224	214,571
Sabre GLBL, Inc.:
Term Loan, 9.772%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	1,230	978,269

Eaton Vance
Senior Floating-Rate Trust
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.: (continued)
Term Loan, 9.772%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		539	$ 427,419
Term Loan, 10.022%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		239	189,515
Term Loan, 10.022%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		329	261,044
SkillSoft Corp., Term Loan, 9.036%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		1,460	945,914
SolarWinds Holdings, Inc., Term Loan, 7.701%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		2,095	1,948,117
UKG, Inc., Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		4,330	4,231,456
Vision Solutions, Inc., Term Loan, 7.928%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		1,875	1,595,049
			$ 55,747,179
Specialty Retail — 3.5%
Apro LLC, Term Loan, 7.424%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		593	$ 595,388
Boels Topholding BV, Term Loan, 4.721%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	496	589,784
EG America LLC, Term Loan, 7.322%, (3 mo. USD Term SOFR + 3.50%), 2/7/28		1,393	1,394,741
Great Outdoors Group LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		2,567	2,570,261
Harbor Freight Tools USA, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		2,290	2,266,331
Homeserve USA Holding Corp., Term Loan, 5.675%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		909	907,504
Les Schwab Tire Centers, Term Loan, 6.171% - 6.322%, (1 mo. USD Term SOFR + 2.50%), 4/23/31		2,226	2,230,502
Speedster Bidco GmbH:
Term Loan, 5.373%, (3 mo. EURIBOR + 3.25%), 12/11/31	EUR	875	1,041,070
Term Loan, 6.68%, (3 mo. USD Term SOFR + 3.00%), 12/11/31		844	842,586
			$ 12,438,167
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure Holdings LLC, Term Loan, 5.928%, (1 mo. USD Term SOFR + 2.25%), 1/14/33		325	$ 324,799
			$ 324,799
Trading Companies & Distributors — 3.5%
CD&R Hydra Buyer, Inc., Term Loan, 7.772%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		1,480	$ 1,477,544
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Core & Main LP, Term Loan, 5.69%, (3 mo. USD Term SOFR + 2.00%), 2/9/31		368	$ 368,110
DXP Enterprises, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		1,183	1,192,274
Kodiak Building Partners, Inc., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 12/4/31		1,124	1,106,981
Paint Intermediate III LLC, Term Loan, 6.87%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		921	920,492
Quimper AB, Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	775	921,976
Spin Holdco, Inc.:
Term Loan, 9.101%, (3 mo. USD Term SOFR + 5.43%), 9/4/30		465	473,305
Term Loan - Second Lien, 7.933%, (3 mo. USD Term SOFR + 4.00%), 9/4/30		2,178	1,705,852
White Cap Buyer LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		3,357	3,355,197
Windsor Holdings III LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		1,125	1,128,855
			$ 12,650,586
Transportation Infrastructure — 1.3%
Brown Group Holding LLC:
Term Loan, 6.167% - 6.322%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31		641	$ 641,593
Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 7/1/31		2,109	2,114,570
KKR Apple Bidco LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		1,732	1,734,924
			$ 4,491,087
Total Senior Floating-Rate Loans (identified cost $492,988,262)			$ 479,904,845

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(5)	3,360	$ 0
Total Warrants (identified cost $0)		$ 0

Eaton Vance
Senior Floating-Rate Trust
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(12)	442,171	$ 442,171
Total Short-Term Investments (identified cost $442,171)		$ 442,171
Total Investments — 149.7% (identified cost $550,230,502)		$ 535,639,424
Less Unfunded Loan Commitments — (0.4)%		$ (1,309,956)
Net Investments — 149.3% (identified cost $548,920,546)		$ 534,329,468
Other Assets, Less Liabilities — (28.1)%		$(100,665,324)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (21.2)%		$ (75,969,642)
Net Assets Applicable to Common Shares — 100.0%		$ 357,694,502
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $46,166,972 or 12.9% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(3)	Non-income producing security.
(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	Affiliated company.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At January 31, 2026, the total value of unfunded loan commitments is $1,278,444.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after January 31, 2026, at which time the interest rate will be determined.
(11)	Principal amount is less than $500.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,129,607	EUR	8,613,275	Standard Chartered Bank	2/3/26	$ —	$ (80,134)
GBP	30,494	USD	40,545	Standard Chartered Bank	2/27/26	1,180	—
USD	5,017,574	EUR	4,313,207	HSBC Bank USA, N.A.	2/27/26	—	(100,873)
USD	5,752,022	EUR	4,941,978	Standard Chartered Bank	2/27/26	—	(112,583)
USD	1,589,265	GBP	1,205,198	Standard Chartered Bank	2/27/26	—	(59,826)
USD	10,260,168	EUR	8,613,275	Standard Chartered Bank	3/3/26	36,930	—
GBP	500,000	USD	669,474	Standard Chartered Bank	3/31/26	14,649	—
USD	9,980,399	EUR	8,437,716	Deutsche Bank AG	3/31/26	—	(47,645)
EUR	3,400,000	USD	4,078,844	State Street Bank and Trust Company	4/30/26	—	(32,367)
						$52,759	$(433,428)

Eaton Vance
Senior Floating-Rate Trust
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2026, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
Affiliated Investments
At January 31, 2026, the value of the Trust's investment in funds that may be deemed to be affiliated was $3,123,816, which represents 0.8% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$ —	$ 2,705,319	$ —	$ —	$(23,674)	$2,681,645	$15,812	54,675
Short-Term Investments
Liquidity Fund, Institutional Class(1)	8,924,269	36,019,722	(44,501,820)	—	—	442,171	81,084	442,171
Total				$ —	$(23,674)	$3,123,816	$96,896
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Senior Floating-Rate Trust
January 31, 2026
Portfolio of Investments (Unaudited) — continued

At January 31, 2026, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 26,625,587	$ —	$ 26,625,587
Common Stocks	23,983	5,049,647	666,989	5,740,619
Corporate Bonds	—	19,541,385	—	19,541,385
Exchange-Traded Funds	2,681,645	—	—	2,681,645
Preferred Stocks	—	334,738	368,434	703,172
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	477,807,621	787,268	478,594,889
Warrants	—	—	0	0
Short-Term Investments	442,171	—	—	442,171
Total Investments	$3,147,799	$529,358,978	$1,822,691	$534,329,468
Forward Foreign Currency Exchange Contracts	$ —	$ 52,759	$ —	$ 52,759
Total	$3,147,799	$529,411,737	$1,822,691	$534,382,227
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (433,428)	$ —	$ (433,428)
Total	$ —	$ (433,428)	$ —	$ (433,428)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2026 is not presented.
Investment Valuation - Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
For additional information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.